Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income (loss)	$ 2,394	$ 2,170	$ (349)
Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	(12,606)	(2,461)	2,956
Changes in market risk benefits - instrument-specific credit risk	1,249	50	0
Changes in liability for future policy benefits - current discount rate	1,074	279	0
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	18	266	48
Foreign currency translation adjustment	(46)	(11)	22
Total other comprehensive income (loss), net of income taxes	(10,311)	(1,877)	3,026
Comprehensive income (loss)	(7,917)	293	2,677
Less: Comprehensive income (loss) attributable to the noncontrolling interest	225	416	306
Comprehensive income (loss) attributable to Holdings	$ (8,142)	$ (123)	$ 2,371